Leases - Movements in Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Cash outflow for leases	$ 300	$ 200	$ 200
Right-of-Use Asset
Balance beginning of year	2,601	20
Additions		2,891
Depreciation	(214)	(179)
Translation	(163)	(131)
Balance end of year	2,224	2,601	20
Lease liabilities
Balance beginning of year	2,520	20
Additions	15	2,731
Interest expense	176	123
Payments	(305)	(226)
Translation	(151)	(128)
Balance end of year	$ 2,255	$ 2,520	$ 20